Changes in significant accounting policies - Summary of impact of transition to IFRS 16 (Details) - USD ($)	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018 [1]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 73,382,000		$ 0
Lease liabilities	88,400,000
Retained earnings	$ 302,701,000		$ 335,764,000
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		$ 87,600,000
Lease liabilities		105,300,000
Reduction of right-of-use assets from lease receivables		11,400,000
Reduction of right-of-use assets for deferred gain		3,000,000
Reduction of right-of-use assets for onerous lease contracts		3,200,000
Retained earnings		$ 0

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.